Share-based compensation expense - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments, beginning balance	$ 60,480	$ 37,585
Expense recognized	50,637	60,555	$ 42,928
Reserve of share-based payments, ending balance	49,322	60,480	37,585
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	31,849	50,647	33,355
Incentive Plan 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (Decrease) In Reserve Of Share-Based Payments	0	0	361
Expense recognized			361
Tax expense from share-based payment transactions with employees	0	0	(5,343)
Share Purchase Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	0	0	7,417
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	50,439	60,555	35,150
Tax expense from share-based payment transactions with employees	(1,315)	(75)	0
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	31,849	50,647	33,355
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	18,590	9,908	1,795
ESPP | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 198	$ 0	$ 0